Average Annual Total Returns - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 29, 2022
Fidelity Advisor Balanced Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.12%
Past 5 years	13.25%
Past 10 years	11.45%
Fidelity Advisor Balanced Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.90%
Past 5 years	11.56%
Past 10 years	10.02%
Fidelity Advisor Balanced Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.35%
Past 5 years	10.06%
Past 10 years	8.94%
Fidelity Advisor Balanced Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.00%
Past 5 years	13.74%
Past 10 years	11.44%
Fidelity Advisor Balanced Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	13.48%
Past 5 years	13.50%
Past 10 years	11.44%
Fidelity Advisor Balanced Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	18.18%
Past 5 years	14.89%
Past 10 years	12.40%
Fidelity Advisor Balanced Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	18.31%
Past 5 years	15.03%
Since Inception	11.99%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0021
Average Annual Return:
Past 1 year	15.86%
Past 5 years	12.62%
Past 10 years	11.14%

[1]	A From August 13, 2013